Omnibus Incentive Compensation Plan (Details) $ / shares in Units, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 23, 2019 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 23, 2015 shares	Aug. 21, 2014 shares	Jul. 22, 2010 shares	Apr. 29, 2008 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted		445,000
Share based compensation | $		$ 907	$ 613	$ 1,156
Expected period of recognition for unrecognized compensation cost		2 years
Total compensation cost related to non-vested awards | $		$ 4,090
Partnerships Omnibus Incentive Compensation Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized						235,714	114,286	71,429
Partnerships Omnibus Incentive Compensation Plan Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted					34,286
Number of annual installments					3
Vesting date of remaining awards					Dec. 31, 2018
Partnerships Omnibus Incentive Compensation Plan Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted					87,143
Number of annual installments					3
Vesting date of remaining awards					Dec. 31, 2018
The 2019 Amended Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized	740,000
The 2019 Amended Plan Employees and Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted	445,000
Number of annual installments	3
Vesting date of remaining awards	Dec. 31, 2021
Grant-date fair value | $ / shares	$ 11.23
Fair value of the vested common units | $		$ 216
Price per common unit | $ / shares		$ 13.44